Condensed Consolidated Statement of Changes in Shareholders' equity of Immatics N.V. - EUR (€) € in Thousands	Total	Share capital [member]	Share premium [member]	Accumulated deficit [member]	Other reserves [member]
Beginning Balance at Dec. 31, 2020	€ 87,387	€ 629	€ 538,695	€ (444,478)	€ (7,459)
Other comprehensive income	1,324				1,324
Net profit/(loss)	(49,346)			(49,346)
Comprehensive income/(loss) for the year	(48,022)			(49,346)	1,324
Equity-settled share-based compensation	16,270		16,270
Ending Balance at Jun. 30, 2021	55,635	629	554,965	(493,824)	(6,135)
Beginning Balance at Dec. 31, 2021	24,063	629	565,192	(537,813)	(3,945)
Other comprehensive income	1,338				1,338
Net profit/(loss)	71,682			71,682
Comprehensive income/(loss) for the year	73,020			71,682	1,338
Equity-settled share-based compensation	11,262		11,262
Share options exercised	1		1
Issue of share capital – net of transaction costs	16,595	24	16,571
Ending Balance at Jun. 30, 2022	€ 124,941	€ 653	€ 593,026	€ (466,131)	€ (2,607)